Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Fund	July 31, 2022 (Unaudited)

	Shares	Value
Common Stocks (97.1%)
AIA Group Ltd. (Insurance)	50,400	$508,690
AL Rajhi Bank* (Banks)	23,863	573,004
Alibaba Group Holding Ltd.* (Internet & Direct Marketing Retail)	133,580	1,509,240
Alpha Services and Holdings SA* (Banks)	491,590	436,436
Banco Bradesco SA, Preference Shares (Banks)	103,420	348,631
BYD Co. Ltd., Class H (Automobiles)	7,500	274,879
China International Travel Service Corp. Ltd., Class A (Hotels, Restaurants & Leisure)	20,600	641,839
Clicks Group Ltd. (Food & Staples Retailing)	19,100	321,708
Dalmia Bharat Ltd. (Construction Materials)	20,948	423,459
FirstRand Ltd. (Diversified Financial Services)	87,695	346,604
Frontera Energy Corp.* (Oil, Gas & Consumable Fuels)	35,700	349,918
GAIL India Ltd. (Gas Utilities)	300,452	557,207
Ganfeng Lithium Co. Ltd., Class H (Metals & Mining)	64,680	588,088
Globant SA* (Software)	450	89,658
GoerTek, Inc., Class A (Electronic Equipment, Instruments & Components)	49,234	232,972
Grab Holdings Ltd.* (Road & Rail)	88,488	261,040
Grupo Financiero Banorte Sab de CV (Banks)	63,500	361,965
Halyk Savings Bank of Kazakhstan JSC GDR (Banks)	28,450	265,439
HDFC Bank Ltd. (Banks)	41,343	755,120
Hindalco Industries Ltd. (Metals & Mining)	98,459	518,075
Hyundai Motor Co. (Automobiles)	6,862	1,042,277
ICICI Bank Ltd. (Banks)	146,926	1,523,054
IHH Healthcare Berhad (Health Care Providers & Services)	822,200	1,181,172
Infosys Ltd. (IT Services)	29,104	570,135
Jahez International Co.* (Internet & Direct Marketing Retail)	848	212,370
JD.com, Inc., Class A (Internet & Direct Marketing Retail)	39,992	1,191,144
Kasikornbank Public Co. Ltd. NVDR (Banks)	122,800	494,447
Lemon Tree Hotels Ltd.* (Hotels, Restaurants & Leisure)	585,056	490,292
LG Chem Ltd. (Chemicals)	1,845	860,758
Locaweb Servicos de Internet SA (IT Services)	132,100	171,844
Lojas Renner SA (Multiline Retail)	72,764	357,807
LONGi Green Energy Technology Co. Ltd. (Semiconductors & Semiconductor Equipment)	86,955	795,963
Mahindra & Mahindra Ltd. (Automobiles)	67,991	1,001,792
Mando Corp. (Auto Components)	13,129	582,573
Marico, Ltd. (Food Products)	86,592	567,297
MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	10,000	229,968
Meituan, Class B* (Internet & Direct Marketing Retail)	51,000	1,155,178
MercadoLibre, Inc.* (Internet & Direct Marketing Retail)	296	240,858
Mr. Price Group Ltd. (Specialty Retail)	31,071	339,710
Narayana Hrudayalaya Ltd.* (Health Care Providers & Services)	104,410	872,224
NAVER Corp. (Interactive Media & Services)	1,313	263,314
Network International Holdings PLC* (IT Services)	109,133	266,823
Novatek PJSC GDR (Oil, Gas & Consumable Fuels)(a)(b)	2,247	—
NU Holdings Ltd., Class A* (Banks)	28,350	119,354
Ozon Holdings PLC ADR* (Internet & Direct Marketing Retail)(a)(b)	12,600	—
Petroleo Brasileiro SA (Oil, Gas & Consumable Fuels)	61,000	403,837
Phu Nhuan Jewelry JSC (Textiles, Apparel & Luxury Goods)	190,670	934,471
POSCO Holdings, Inc. (Metals & Mining)	2,458	460,482
Prestige Estates Projects, Ltd. (Real Estate Management & Development)	91,156	476,481
Prudential PLC (Insurance)	69,100	833,241
PT Bank Rakyat Indonesia Persero TBK (Banks)	1,921,300	566,672
Reliance Industries Ltd.* (Oil, Gas & Consumable Fuels)	32,463	1,031,614
Riyue Heavy Industry Co., Ltd. (Machinery)	221,594	830,352
Rosneft Oil Co. PJSC GDR (Oil, Gas & Consumable Fuels)(a)(b)	31,700	1
Rumo SA (Road & Rail)	136,117	462,800
Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	11,127	527,809
Samsung Electronics Co. Ltd. Pref. (Technology Hardware, Storage & Peripherals)	11,995	528,726
Saudi Tadawul Group Holding Co. (Capital Markets)	7,810	461,048
Sea Ltd. ADR* (Entertainment)	10,767	821,737
Shinhan Financial Group Co. Ltd. (Banks)	30,606	844,564
Sibanye Stillwater, Ltd. (Metals & Mining)	60,100	148,024
Standard Chartered PLC (Banks)	118,600	846,852
Suzano SA (Paper & Forest Products)	60,100	563,420
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	105,000	1,798,295
Techtronic Industries Co. Ltd. (Machinery)	9,500	106,014
Tencent Holdings Ltd. (Interactive Media & Services)	30,700	1,207,700
The Saudi National Bank (Banks)	27,300	513,475
Tongwei Co. Ltd., Class A (Food Products)	146,739	1,175,103
Trip.com Group Ltd. ADR* (Internet & Direct Marketing Retail)	32,897	848,085
Vietnam Technological & Commercial Joint Stock Bank* (Banks)	305,180	497,199
Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	151,100	549,418
X5 Retail Group NV GDR (Food & Staples Retailing)(a)(b)	23,720	—
Yandex NV US, Class A* (Interactive Media & Services)(a)(b)	7,580	—
Yandex NV Russia, Class A* (Interactive Media & Services)(a)(b)	2,500	—
Zomato Ltd.* (Internet & Direct Marketing Retail)	561,829	333,100
TOTAL COMMON STOCKS
(Cost $47,385,773)		41,664,846
TOTAL INVESTMENTS
(Cost $47,385,773) — 97.1%		41,664,846
Other Net Assets (Liabilities) — 2.9%		1,228,948
NET ASSETS — 100.0%		$42,893,794

*	Non-income producing security
(a)	Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of July 31, 2022. The total of all such securities represent 0.0% of the net assets of the Fund.
(b)	The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of July 31, 2022, these securities represent 0.00% of the net assets of the fund.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt

Amounts shown as “—” are either $0 or round to $0.

See accompanying notes to schedule of portfolio investments.

1

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Fund	July 31, 2022 (Unaudited)

The Emerging Markets Fund invested in the following industries as of July 31, 2022:

	Value	% of Net Assets
Auto Components	$582,573	1.4%
Automobiles	2,318,948	5.3%
Banks	8,146,212	19.1%
Capital Markets	461,048	1.1%
Chemicals	860,758	2.0%
Construction Materials	423,459	1.0%
Diversified Financial Services	346,604	0.8%
Electronic Equipment, Instruments & Components	232,972	0.5%
Entertainment	821,737	1.9%
Food & Staples Retailing	871,126	2.1%
Food Products	1,742,400	4.0%
Gas Utilities	557,207	1.3%
Health Care Providers & Services	2,053,396	4.7%
Hotels, Restaurants & Leisure	1,132,131	2.6%
Insurance	1,341,931	3.1%
Interactive Media & Services	1,471,014	3.4%
Internet & Direct Marketing Retail	5,489,975	13.0%
IT Services	1,008,802	2.3%
Machinery	936,366	2.1%
Metals & Mining	1,714,669	4.0%
Multiline Retail	357,807	0.8%
Oil, Gas & Consumable Fuels	1,785,370	4.2%
Paper & Forest Products	563,420	1.4%
Real Estate Management & Development	476,481	1.1%
Road & Rail	723,840	1.7%
Semiconductors & Semiconductor Equipment	2,824,226	6.6%
Software	89,658	0.2%
Specialty Retail	339,710	0.8%
Technology Hardware, Storage & Peripherals	1,056,535	2.5%
Textiles, Apparel & Luxury Goods	934,471	2.1%
Other Net Assets	1,228,948	2.9%
Total	$42,893,794	100.0%

The Emerging Markets Fund invested in securities with exposure to the following countries as of July 31, 2022:

	Value	% of Net Assets
Argentina	$240,858	0.6%
Brazil	2,427,693	5.7%
China	10,450,543	24.4%
Colombia	349,918	0.8%
Cyprus	0	— %^
Greece	436,436	1.0%
Hong Kong	1,461,556	3.4%
India	9,119,850	21.3%
Indonesia	566,672	1.3%
Kazakstan	265,439	0.6%
Luxembourg	89,658	0.2%
Mexico	911,383	2.1%
Russia	1	— %^
Saudi Arabia	1,759,897	4.1%
Singapore	1,082,777	2.5%
South Africa	1,156,046	2.7%
South Korea	6,291,675	14.7%
Taiwan	2,028,263	4.7%
Thailand	494,447	1.2%
United Arab Emirates	266,823	0.6%
United Kingdom	833,241	1.9%
Vietnam	1,431,670	3.3%
Other Net Assets	1,228,948	2.9%
Total	$42,893,794	100.0%

^	Represents less than 0.05%.

See accompanying notes to schedule of portfolio investments.

2

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Great Consumer Fund	July 31, 2022 (Unaudited)

	Shares	Value
Common Stocks (97.9%)
Airports of Thailand Public Co. Ltd. NVDR* (Transportation Infrastructure)	7,555,200	$14,443,846
AL Rajhi Bank* (Banks)	393,288	9,443,735
Alibaba Group Holding Ltd.* (Internet & Direct Marketing Retail)	2,751,200	31,084,179
Alpha Services and Holdings SA* (Banks)	7,923,232	7,034,277
Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)	403,501	21,445,229
Asian Paints Ltd. (Chemicals)	458,991	19,338,161
Ayala Land, Inc. (Real Estate Management & Development)	16,556,305	7,606,333
Banco Bradesco SA, Preference Shares (Banks)	1,703,230	5,741,632
Bangkok Dusit Medical Services Public Co. Ltd. NVDR (Health Care Providers & Services)	12,238,500	8,908,620
Britannia Industries Ltd. (Food Products)	106,050	5,227,717
BYD Co. Ltd., Class H (Automobiles)	992,500	36,375,622
China International Travel Service Corp. Ltd., Class A (Hotels, Restaurants & Leisure)	684,254	21,319,457
Clicks Group Ltd. (Food & Staples Retailing)	332,000	5,591,990
CP All Public Co. Ltd. (Food & Staples Retailing)	10,182,700	17,095,209
FirstRand Ltd. (Diversified Financial Services)	1,381,509	5,460,246
Foshan Haitian Flavouring & Food Co. Ltd., A Shares (Food Products)	671,503	8,253,437
Frontera Energy Corp.* (Oil, Gas & Consumable Fuels)	598,752	5,868,742
Globant SA* (Software)	7,800	1,554,072
Grab Holdings Ltd.* (Road & Rail)	1,038,093	3,062,374
Grupo Financiero Banorte Sab de CV (Banks)	1,085,443	6,187,285
Halyk Savings Bank of Kazakhstan JSC GDR (Banks)	484,762	4,522,829
HDFC Bank Ltd. (Banks)	935,691	17,090,171
Hindustan Unilever Ltd. (Household Products)	279,080	9,311,590
IHH Healthcare Berhad (Health Care Providers & Services)	7,747,800	11,130,495
Jahez International Co.* (Internet & Direct Marketing Retail)	14,198	3,555,687
JD.com, Inc., Class A (Internet & Direct Marketing Retail)	34,257	1,020,330
Kakao Corp. (Interactive Media & Services)	153,471	8,884,410
Kasikornbank Public Co. Ltd. NVDR (Banks)	2,289,500	9,218,539
LG Household & Health Care Ltd. (Personal Products)	16,187	9,740,079
Li-Ning Co. Ltd. (Textiles, Apparel & Luxury Goods)	5,137,500	41,950,999
Locaweb Servicos de Internet SA (IT Services)	2,300,900	2,993,149
Lojas Renner SA (Multiline Retail)	1,179,448	5,799,779
Meituan, Class B* (Internet & Direct Marketing Retail)	806,900	18,276,722
MercadoLibre, Inc.* (Internet & Direct Marketing Retail)	4,881	3,971,719
Midea Group Co. Ltd., Class A (Household Durables)	1,317,714	10,786,285
Mr. Price Group Ltd. (Specialty Retail)	501,880	5,487,230
NAVER Corp. (Interactive Media & Services)	58,944	11,820,839
Nestle India Ltd. (Food Products)	48,130	11,774,644
Network International Holdings PLC* (IT Services)	2,060,637	5,038,122
NIO, Inc., Class A* (Automobiles)	292,970	5,744,393
NU Holdings Ltd., Class A* (Banks)	321,600	1,353,936
Ozon Holdings PLC ADR* (Internet & Direct Marketing Retail)(a)(b)	221,400	3
PT Bank Central Asia TBK (Banks)	32,224,800	16,052,260
PT Bank Rakyat Indonesia Persero TBK (Banks)	32,904,900	9,705,030
PT Telekomunikasi Indonesia Persero TBK (Diversified Telecommunication Services)	24,027,200	6,866,329
Raia Drogasil SA (Food & Staples Retailing)	1,568,900	6,362,332
Reliance Industries Ltd.* (Oil, Gas & Consumable Fuels)	598,811	19,029,099
Rosneft Oil Co. PJSC GDR (Oil, Gas & Consumable Fuels)(a)(b)	764,700	8
Rumo SA (Road & Rail)	2,157,191	7,334,491
Saudi Tadawul Group Holding Co. (Capital Markets)	141,245	8,338,121
Sea Ltd. ADR* (Entertainment)	61,831	4,718,942
Shanghai International Airport Co. Ltd., Class A* (Transportation Infrastructure)	2,192,079	16,823,967
Sibanye Stillwater, Ltd. (Metals & Mining)	1,028,200	2,532,420
SM Prime Holdings, Inc. (Real Estate Management & Development)	12,891,600	8,588,997
Suzano SA (Paper & Forest Products)	942,600	8,836,590
TCS Group Holdings PLC GDR (Banks)(a)(b)	144,770	1
Tencent Holdings Ltd. (Interactive Media & Services)	295,100	11,608,872
The Saudi National Bank (Banks)	459,100	8,635,025
Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	2,537,000	9,224,843
X5 Retail Group NV GDR (Food & Staples Retailing)(a)(b)	573,800	6
Xpeng, Inc., A Shares* (Automobiles)	1,408,300	17,138,503
Yandex NV US, Class A* (Interactive Media & Services)(a)(b)	176,301	1
Yandex NV Russia, Class A* (Interactive Media & Services)(a)(b)	53,100	1
TOTAL COMMON STOCKS
(Cost $702,325,704)		602,309,951
Foreign Bond (0.0%)NM
India (0.0%)NM
Britannia Industries Ltd., 5.50%, 6/3/24+	9,985,483	122,583
TOTAL FOREIGN BOND
(Cost $136,982)		122,583
TOTAL INVESTMENTS
(Cost $702,462,686) — 97.9%		602,432,534
Other Net Assets (Liabilities) — 2.1%		13,169,584
NET ASSETS — 100.0%		$615,602,118

*	Non-income producing security
+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.
NM	Not meaningful, amount less than 0.05%
(a)	Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of July 31, 2022. The total of all such securities represent 0.0% of the net assets of the Fund.
(b)	The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of July 31, 2022, these securities represent 0.00% of the net assets of the fund.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt

See accompanying notes to schedule of portfolio investments.

3

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Great Consumer Fund	July 31, 2022 (Unaudited)

The Emerging Markets Great Consumer Fund invested in the following industries as of July 31, 2022:

	Value	% of Net Assets
Automobiles	$59,258,518	9.6%
Banks	94,984,720	15.4%
Capital Markets	8,338,121	1.4%
Chemicals	19,338,161	3.1%
Diversified Financial Services	5,460,246	0.9%
Diversified Telecommunication Services	6,866,329	1.1%
Entertainment	4,718,942	0.8%
Food & Staples Retailing	38,274,380	6.3%
Food Products	25,378,381	4.1%
Health Care Providers & Services	41,484,344	6.7%
Hotels, Restaurants & Leisure	21,319,457	3.5%
Household Durables	10,786,285	1.8%
Household Products	9,311,590	1.5%
Interactive Media & Services	32,314,123	5.3%
Internet & Direct Marketing Retail	57,908,640	9.4%
IT Services	8,031,271	1.3%
Metals & Mining	2,532,420	0.4%
Multiline Retail	5,799,779	0.9%
Oil, Gas & Consumable Fuels	24,897,849	4.1%
Paper & Forest Products	8,836,590	1.4%
Personal Products	9,740,079	1.6%
Real Estate Management & Development	16,195,330	2.6%
Road & Rail	10,396,865	1.7%
Software	1,554,072	0.3%
Specialty Retail	5,487,230	0.9%
Textiles, Apparel & Luxury Goods	41,950,999	6.8%
Transportation Infrastructure	31,267,813	5.0%
Other Net Assets	13,169,584	2.1%
Total	$615,602,118	100.0%

The Emerging Markets Great Consumer Fund invested in securities with exposure to the following countries as of July 31, 2022:

	Value	% of Net Assets
Argentina	$3,971,719	0.6%
Brazil	38,421,909	6.2%
China	220,382,766	35.8%
Colombia	5,868,742	1.0%
Cyprus	4	— %^
Greece	7,034,277	1.1%
India	103,339,194	16.8%
Indonesia	32,623,619	5.3%
Kazakstan	4,522,829	0.7%
Luxembourg	1,554,072	0.3%
Mexico	15,412,128	2.5%
Philippines	16,195,330	2.6%
Russia	16	— %^
Saudi Arabia	29,972,568	4.9%
Singapore	7,781,316	1.3%
South Africa	19,071,886	3.1%
South Korea	41,575,823	6.8%
Thailand	49,666,214	8.1%
United Arab Emirates	5,038,122	0.8%
Other Net Assets	13,169,584	2.1%
Total	$615,602,118	100.0%

^	Represents less than 0.05%.

See accompanying notes to schedule of portfolio investments.

4